OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	$ (573,834)
Expected return on assets	(21,905)	$ 177,519
Net defined benefit asset	(703,788)	(573,834)
Non-US government securities	861,452	716,909
Fixed income	94,747	81,821
Investments funds	215,233	202,987
Others	2,701	1,334
At the end of the year	1,211,079	1,032,356
Usiminas
Disclosure of net defined benefit liability (asset) [line items]
Usiminas shares	36,946	29,305
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset	1,032,356	1,525,330
Expected return on assets	21,905	(177,519)
Interest income	133,724	109,350
Translation differences	128,992	(330,283)
Contributions paid	16,936	13,111
Funding of the plan	(122,834)	(107,633)
Net defined benefit asset	$ 1,211,079	$ 1,032,356